PROPERTY AND EQUIPMENT (Tables) (Property and Equipment [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property and Equipment [Member]
PROPERTY AND EQUIPMENT (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]	Property and equipment at June 30, 2014 and December 31, 2013 consists of:

Property and Equipment	June 30, 2014	December 31, 2013
Office equipment	$18,770	$17,192
Furniture and fixtures	74,404	73,567
Website development	46,922	46,922
Product tooling	50,503	24,100
	190,599	161,781
Less accumulated depreciation	(35,409)	(21,123)
Property and equipment, net	$155,190	$140,658
Property and equipment at December 31, 2013 and 2012 consists of:

	2013	2012
Office equipment	$17,192	$2,509
Furniture and fixtures	73,567	-
Vehicle	-	92,000
Website development	46,922	-
Product development	52,570	-
	190,251	94,509
Less accumulated depreciation	(21,123)	(43,491)
Property and equipment, net	$169,128	$51,018